Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement of comprehensive income [abstract]
Profit	€ 39.2	€ 36.3	€ 107.7	€ 129.7
Other comprehensive (loss)/income:
Actuarial (losses)/gains on defined benefit pension plans	(28.0)	2.6	(59.0)	(6.4)
Taxation credit/(charge) on measurement of defined benefit pension plans	7.2	(0.8)	14.5	2.1
Items not reclassified to the Statement of Profit or Loss	(20.8)	1.8	(44.5)	(4.3)
Gain/(loss) on investment in foreign subsidiary, net of hedge	0.6	(1.3)	(1.7)	5.1
Effective portion of changes in fair value of cash flow hedges	5.8	0.0	(12.7)	18.1
Taxation (charge)/credit relating to components of other comprehensive income	(1.8)	0.2	1.9	(5.1)
Items that may be subsequently reclassified to the Statement of Profit or Loss	4.6	(1.1)	(12.5)	18.1
Other comprehensive (loss)/income for the period, net of tax	(16.2)	0.7	(57.0)	13.8
Comprehensive income	23.0	37.0	50.7	143.5
Total comprehensive income for the period	23.0	37.4	51.0	143.9
Comprehensive income, attributable to non-controlling interests	€ 0.0	€ (0.4)	€ (0.3)	€ (0.4)